Income Taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - CAD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Loss before taxes		$ 11,625,074	$ 9,632,036	$ 46,364,119	$ 35,824,881	$ 30,405,252
Tax expense (recovery)				(1,664,806)	(963,918)	(2,510,418)
Canadian [member]
Statements [Line Items]
Loss before taxes				$ (46,364,119)	$ (35,824,882)	$ (30,405,252)
Statutory income tax rate	[1]			27.00%	27.00%	27.00%
Income tax recovery at statutory rate				$ (12,518,312)	$ (9,672,718)	$ (8,209,418)
Change in deferred tax assets not recognized				11,339,580	10,076,594	3,569,361
Foreign tax rate and other foreign tax differences				(2,089,761)	(2,293,503)	(1,015,536)
Change in enacted rates				608,064	(58,050)
Share issuance costs and other				(828,082)	126,247	49,210
Non-deductible transaction costs				38,776	424,828	2,664,789
Other non-deductible items				1,784,929	432,684	431,176
Tax expense (recovery)				$ (1,664,806)	$ (963,918)	$ (2,510,418)

[1]	Comprised of the Canadian Federal effective corporate tax rate of 15.0% and blended provincial tax rates.